Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 283,040,000
Previously Paid Amount	0
Total Fee Amount	39,087.82
Total Offset Amount	0
Net Fee	$ 39,087.82